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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/12
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 ------------------------------------
   Address:      100 West Lancaster Avenue, Suite 200
                 ------------------------------------
                 Wayne PA 19087
                 ------------------------------------

Form 13F File Number: 028-13436
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC
         -------------------------------
Name:    Anthony J. Merhige
         -------------------------------
Title:   COO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Anthony J. Merhige             Wayne, PA        August 14, 2012
   -------------------------------    -----------------   -----------------
          Anthony J. Merhige            [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 46
                                        --------------------

Form 13F Information Table Value Total: $898,367
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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HARVEST FUND ADVISORS LLC FORM 13F INFORMATION TABLE

                                                           MARKET            INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   VALUE (000S) SHARES  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------
ALLIANCE HOLDINGS GP LP      COM UNITS LP     01861G100         5033  121346       Sole        0  121346      0    0
AMERIGAS PARTNERS-LP         UNIT LP INT      030975106          608   14911       Sole        0   14911      0    0
ATLAS PIPELINE PARTNERS LP   UNIT LP INT      049392103          933   29933       Sole        0   29933      0    0
BLUEKNIGHT ENERGY PARTNERS L COM UNIT         09625U109         1125  168870       Sole        0  168870      0    0
BREITBURN ENERGY PARTNERS LP COM UNIT LTD PTN 106776107         6972  420529       Sole        0  420529      0    0
BUCKEYE PARTNERS LP          COM UT LTD PARTN 118230101        23656  453438       Sole        0  453438      0    0
CAPITAL PRODUCT PARTNERS LP  COM UNIT LP      Y11082107          256   33829       Sole        0   33829      0    0
CROSSTEX ENERGY LP           COM              22765U102        22600 1378076       Sole        0 1378076      0    0
DCP MIDSTREAM PARTNERS LP    COM UT LTD PTN   23311P100         2554   60598       Sole        0   60598      0    0
EAGLE ROCK ENERGY PARTNERS   UNIT             26985R104         1667  186004       Sole        0  186004      0    0
EL PASO PIPELINE PARTNERS LP COM UNIT LPI     283702108        11286  333919       Sole        0  333919      0    0
ENBRIDGE ENERGY PARTNERS LP  COM              29250R106        27963  908769       Sole        0  908769      0    0
ENERGY TRANSFER EQUITY LP    COM UT LTD PTN   29273V100        12037  293446       Sole        0  293446      0    0
ENTERPRISE PRODUCTS PARTNERS COM              293792107       124748 2434574       Sole        0 2434574      0    0
EV ENERGY PARTNERS LP        COM UNITS        26926V107        28403  562880       Sole        0  562880      0    0
EXTERRAN HOLDINGS INC        COM              30225X103        18526 1242755       Sole        0 1242755      0    0
EXTERRAN PARTNERS LP         COM UNITS        30225N105         3555  395176       Sole        0  395176      0    0
GASLOG LTD                   SHS              G37585109         6547  645019       Sole        0  645019      0    0
GENESIS ENERGY L.P.          UNIT LTD PARTN   371927104          687   23629       Sole        0   23629      0    0
HOLLY ENERGY PARTNERS LP     COM UT LTD PTN   435763107        16698  295024       Sole        0  295024      0    0
INERGY LP                    UNIT LTD PTNR    456615103         2503  134421       Sole        0  134421      0    0
KINDER MORGAN INC            COM DEL          49456B101          741   23007       Sole        0   23007      0    0
KINDER MORGAN MANAGEMENT LLC SHS              49455U100        77810 1060885       Sole        0 1060885      0    0
LEGACY RESERVES LP           UNIT LP INT      524707304          513   20510       Sole        0   20510      0    0
LINN ENERGY LLC              UNIT LTD LIAB    536020100         3042   79845       Sole        0   79845      0    0
MAGELLAN MIDSTREAM PARTNERS  COM UNIT RP LP   559080106        10233  144858       Sole        0  144858      0    0
MARKWEST ENERGY PARTNERS LP  UNIT LTD PARTN   570759100        40218  815621       Sole        0  815621      0    0
MID CON ENERGY PARTNERS LP   COM UNIT REPST   59560V109         6895  340062       Sole        0  340062      0    0
OILTANKING PARTNERS LP       UNIT LTD         678049107        35397 1129097       Sole        0 1129097      0    0
ONEOK PARTNERS LP            UNIT LTD PARTN   68268N103          958   17815       Sole        0   17815      0    0
PACIFIC COAST OIL TRUST      UNIT BEN INT     694103102        13822  741122       Sole        0  741122      0    0
PLAINS ALL AMERN PIPELINE LP UNIT LTD PARTN   726503105       110392 1366071       Sole        0 1366071      0    0
REGENCY ENERGY PARTNERS LP   COM UNITS LP     75885Y107        19808  833345       Sole        0  833345      0    0
SPECTRA ENERGY PARTNERS LP   COM              84756N109        21282  699388       Sole        0  699388      0    0
SUBURBAN PROPANE PARTNERS LP UNIT LTD PARTN   864482104          442   10714       Sole        0   10714      0    0
SUNOCO INC                   COM              86764P109        30257  636990       Sole        0  636990      0    0
TARGA RESOURCES PARTNERS LP  COM UNIT         87611X105        50100  799451       Sole        0  799451      0    0
TC PIPELINES LP              UNIT COM LTD PRT 87233Q108          404    9363       Sole        0    9363      0    0
TEEKAY LNG PARTNERS LP       PRTNRSP UNITS    Y8564M105        43275 1122562       Sole        0 1122562      0    0
TEEKAY OFFSHORE PARTNERS LP  PARTNERSHIP UN   Y8565J101        27690  990691       Sole        0  990691      0    0
TESORO LOGISTICS LP          COM UNIT LP      88160T107        33414  985668       Sole        0  985668      0    0
VANGUARD NATURAL RESOURCES   COM UNIT         92205F106          486   18708       Sole        0   18708      0    0
WESTERN GAS PARTNERS LP      COM UNIT LP IN   958254104          984   22561       Sole        0   22561      0    0
WHITING USA TRUST II         TR UNIT          966388100        11034  576209       Sole        0  576209      0    0
WILLIAMS COS INC DEL         COM              969457100        40060 1390008       Sole        0 1390008      0    0
WILLIAMS PARTNERS LP         COM UNIT LP      96950F104          753   14417       Sole        0   14417      0    0

                                                              898367